Derivative Instruments and Hedging Activity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of the interest rate contracts in liability positions	$ 2
Fair value of the interest rate contracts in asset positions	1
Ineffectiveness on cash flow hedges	0
Interest rate contracts outstanding		$ 0
Forward Starting Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount	550
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI	$ (1)